Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash Flows from Operating Activities:
Net income	$ 13,174	$ 5,453
Cash Flows from Financing Activities:
Cash and cash equivalents, beginning of period	24,892
Cash and cash equivalents, end of period	19,935
Successor [Member]
Cash Flows from Operating Activities:
Net income	13,174
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	18,564
Stock-based compensation	740
(Gain) on disposal of assets	(191)
(Gain) on equity method investments	(344)
Accrued interest
Deferred tax expense (benefit)	(897)
Allowance for doubtful receivables	67
Provision for obsolete service inventories	2
Other operating activities, net	(400)
Changes in operating assets and liabilities:
(Increase) in accounts receivable	(23,422)
(Increase) decrease in inventories	(2,440)
Decrease in prepaid expenses	54
Decrease in other current assets	189
(Increase) in other long term assets and liabilities	(7,622)
Increase in accounts payable and accrued liabilities	15,071
Increase in other current liabilities	8,590
Net cash provided by operating activities	21,135
Cash Flows from Investing Activities:
Capital expenditures	(4,955)
Proceeds from disposal of assets	717
Other investing activities
Net cash used in investing activities	(4,238)
Cash Flows from Financing Activities:
Proceeds from borrowings
Repayments of borrowings, lines of credit and other debt	(21,844)
Dividend paid
Other financing activities, net	(10)
Net cash provided by (used in) financing activities	(21,854)
Effect of exchange rate changes on cash
Net increase (decrease) in cash	(4,957)
Cash and cash equivalents, beginning of period	24,892
Cash and cash equivalents, end of period	19,935
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid	4,043
Income taxes paid	$ 3,479
Predecessor [Member] | NPS Holdings Limited [Member]
Cash Flows from Operating Activities:
Net income		5,453
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		10,376
Stock-based compensation
(Gain) on disposal of assets		2
(Gain) on equity method investments
Accrued interest		1,320
Deferred tax expense (benefit)		(87)
Allowance for doubtful receivables		205
Provision for obsolete service inventories
Other operating activities, net
Changes in operating assets and liabilities:
(Increase) in accounts receivable		(8,557)
(Increase) decrease in inventories		47
Decrease in prepaid expenses		2,039
Decrease in other current assets
(Increase) in other long term assets and liabilities
Increase in accounts payable and accrued liabilities		224
Increase in other current liabilities		(355)
Net cash provided by operating activities		10,959
Cash Flows from Investing Activities:
Capital expenditures		(10,304)
Proceeds from disposal of assets
Other investing activities		3,043
Net cash used in investing activities		(7,261)
Cash Flows from Financing Activities:
Proceeds from borrowings		50,000
Repayments of borrowings, lines of credit and other debt
Dividend paid		(48,210)
Other financing activities, net		(2,134)
Net cash provided by (used in) financing activities		(344)
Effect of exchange rate changes on cash		1
Net increase (decrease) in cash		3,355
Cash and cash equivalents, beginning of period		24,502
Cash and cash equivalents, end of period		27,857
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid		1,894
Income taxes paid		$ 57